Share based payment	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based payment
Note 24 – Share based payment

On July 2022, the Company granted to its employees 164,000 non-marketable options exercised to up to 164,000 ordinary shares of the Company. However, the actual number of shares allocated may be lower than stated, as the offerees will be entitled to exercise the option warrants via "cashless" method, meaning the allocation of shares in an amount reflecting the monetary benefit inherent in the offered option warrants. Each option will allow, upon exercise, to purchase one NIS 1 ordinary share at an exercise price of NIS 55.3, adjusted to dividend and subject to adjustments that will be required if rights or bonus shares are issued.

The fair value of all the options at the time of grant was approximately NIS 3 million. The fair value of the options was measured using the Black & Scholes model, using the following average indices: standard deviation in the range of approximately 39% to 44%, and the life of the option: 3 years for the first tranche, 4 years for the second tranche and 5 years for the 3rd tranche The standard deviation was calculated based on the historical daily standard deviation of the company's stock traded on the Tel Aviv Stock Exchange. As of December 31, 2025, all options have expired and/or been exercised.

On May 2025, the Company granted to three senior managers, 75,000 non-marketable options exercised to up to 75,000 ordinary shares of the Company. However, the actual number of shares allocated may be lower than stated, as the offerees will be entitled to exercise the option warrants via "cashless" method, meaning the allocation of shares in an amount reflecting the monetary benefit inherent in the offered option warrants. Each option will allow, upon exercise, to purchase one NIS 1 ordinary share at an exercise price of NIS 53.51, adjusted to dividend and subject to adjustments that will be required if rights or bonus shares are issued.

The fair value of all the options at the time of grant was approximately NIS 1.2 million. The fair value of the options was measured using the Black & Scholes model, using the following average indices: standard deviation in the range of approximately 39% to 44%, and the life of the option: 3 years for the first tranche, 4 years for the second tranche and 5 years for the 3rd tranche The standard deviation was calculated based on the historical daily standard deviation of the company's stock traded on the Tel Aviv Stock Exchange.

On August 2025, the Company granted to each Mr. Joseph Williger CEO and Mr. Zwi Williger Chairman of the board 100,000 (200,000 total) non-marketable options exercised to up to 100,000 (200,000 total) ordinary shares of the Company, with the same terms granted to the senior managers as stated above.

The fair value of all the options at the time of grant was approximately NIS 3.2 million. The fair value of the options was measured using the Black & Scholes model, using the following average indices: standard deviation in the range of approximately 39% to 44%, and the life of the option: 3 years for the first tranche, 4 years for the second tranche and 5 years for the 3rd tranche The standard deviation was calculated based on the historical daily standard deviation of the company's stock traded on the Tel Aviv Stock Exchange.

24.1 - Nature and scope of share-based payment plans during the period

During the period that ended on December 31, 2025, the Company has two share-based payment plans, as described below:

	Stock options for senior management	Stock options for owners	Total options
Outstanding period	May 2025	May 2025	May 2025
Granted during the year	75,000	200,000	275,000
Estimated lifespan	2-5 years	2-5 years	2-5 years

	Stock options for senior management	Stock options for other employees	Total options
Outstanding period	July 2022	July 2022	July 2022
Granted during the year	75,000	89,000	164,000
Estimated lifespan	2-5 years	2-5 years	2-5 years

24.2 - Details regarding the stock option plans

	2025		2024		2025
	Number	Weighted average Exercise price (NIS)	Number	Weighted average Exercise price (NIS)	Weighted average Exercise price (US Dollars)
Opening balance	103,676	49.16	141,500	49.88	16.77
Expired during the year	(2,792)	49.16	-	-	16.77
Exercised during the year	(100,884)	49.16	(37,824)	49.16	16.77
Granted during the year	275,000	53.51	-	-	16.77
Closing balance	275,000	53.51	103,676	49.16	16.77

The exercise price of the options outstanding as of December 31, 2025, is NIS 53.51 per option.

24.3 - Effect of share-based payment transactions on profit or loss for the period

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars
Expense arising from plans to grant shares and stock options	1,639	473	514